Condensed Financial Statements of Parent Company - Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Cash flows provided by/(used in) operating activities	¥ (434,764,524)	$ (63,233,877)	¥ 132,226,406	¥ 12,719,290
Cash flows used in investing activities	(72,492,552)	(10,543,604)	(121,918,529)	¥ (12,523,274)
Cash flows provided by financing activities	2,298,043,751	334,236,601	272,121,039
Cash and cash equivalents, beginning of year	278,458,413
Cash and cash equivalents, end of year	2,186,288,246		278,458,413
Parent Company
Condensed Financial Statements Captions [Line Items]
Cash flows provided by/(used in) operating activities	23,710,900	3,448,607	(747,037)
Cash flows used in investing activities	(591,572,091)	(86,040,592)	(9,454)
Cash flows provided by financing activities	2,206,005,176	320,850,146	272,121,039
Effect of exchange rate changes on cash	118,146,408	17,183,682	(4,239,131)
Net increase in cash and cash equivalents	1,756,290,393	255,441,843	267,125,417
Cash and cash equivalents, beginning of year	267,125,417	38,851,781
Cash and cash equivalents, end of year	¥ 2,023,415,810	$ 294,293,624	¥ 267,125,417